Long-Term Government Loan Payable and Government Grant (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Government Loan Payable and Government Grant
Summary of gross proceeds of Government Loans and Government Grant received

	Government Loan	Government Grant	Total
Balance - January 1, 2021	$—	$—	$—
FedNor - November 2021	1,000	—	1,000
Balance - December 31, 2021	$1,000	$—	$1,000
FedNor loan - February 2022	1,579	—	1,579
FedNor loan - March 2022	938	—	938
FedNor loan - April 2022	1,216	—	1,216
NOHFC grant - June 2022	—	165	165
Balance - December 31, 2022	$4,733	$165	$4,898